Goodwill and other intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and other intangible assets
Beginning balance	$ 1,347,097	$ 967,773
Charge for the year	38,166	35,415	$ 28,747
Ending balance	1,538,799	1,347,097	967,773
Cost
Goodwill and other intangible assets
Beginning balance	1,500,380	1,094,432	1,108,708
Additions during the year	5,054	2,464	5,286
Additions through business combinations	297,979	593,184
Disposals	741	476
Exchange difference	(82,881)	(189,224)	(19,562)
Ending balance	1,719,791	1,500,380	1,094,432
Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(153,283)	(126,659)	(99,203)
Charge for the year	38,166	35,415	28,747
Disposals	(741)	(475)
Exchange difference	9,716	8,316	1,291
Ending balance	(180,992)	(153,283)	(126,659)
Goodwill
Goodwill and other intangible assets
Beginning balance	656,256	518,141
Ending balance	837,374	656,256	518,141
Goodwill | Cost
Goodwill and other intangible assets
Beginning balance	656,507	518,392	530,910
Additions through business combinations	215,979	232,030
Exchange difference	(34,861)	(93,915)	(12,518)
Ending balance	837,625	656,507	518,392
Goodwill | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(251)	(251)	(251)
Ending balance	(251)	(251)	(251)
Customerrelated intangible assets
Goodwill and other intangible assets
Beginning balance	622,719	407,105
Ending balance	636,288	622,719	407,105
Customerrelated intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	732,434	496,990	503,442
Additions through business combinations	78,173	324,290
Exchange difference	(42,751)	(88,846)	(6,452)
Ending balance	767,856	732,434	496,990
Customerrelated intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(109,715)	(89,885)	(71,501)
Charge for the year	29,037	26,921	19,468
Exchange difference	7,184	7,091	1,084
Ending balance	(131,568)	(109,715)	(89,885)
Network - related intangible assets
Goodwill and other intangible assets
Beginning balance	54,530	27,601
Ending balance	50,921	54,530	27,601
Network - related intangible assets | Cost
Goodwill and other intangible assets
Beginning balance	73,552	43,556	43,841
Additions through business combinations	2,792	36,831
Exchange difference	(3,538)	(6,835)	(285)
Ending balance	72,806	73,552	43,556
Network - related intangible assets | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(19,022)	(15,955)	(13,106)
Charge for the year	4,237	4,070	2,950
Exchange difference	1,374	1,003	101
Ending balance	(21,885)	(19,022)	(15,955)
Licenses
Goodwill and other intangible assets
Beginning balance	9,340	9,525
Ending balance	10,829	9,340	9,525
Licenses | Cost
Goodwill and other intangible assets
Beginning balance	15,796	14,592	14,876
Additions during the year	3,145	4	19
Disposals	18	1
Exchange difference	(1,217)	1,201	(303)
Ending balance	17,706	15,796	14,592
Licenses | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(6,456)	(5,067)	(4,284)
Charge for the year	978	871	877
Disposals	(15)
Exchange difference	542	(518)	94
Ending balance	(6,877)	(6,456)	(5,067)
Software
Goodwill and other intangible assets
Beginning balance	4,252	5,401
Ending balance	3,387	4,252	5,401
Software | Cost
Goodwill and other intangible assets
Beginning balance	22,091	20,902	15,639
Additions during the year	1,909	2,460	5,267
Additions through business combinations	1,035	33
Disposals	723	475
Exchange difference	(514)	(829)	(4)
Ending balance	23,798	22,091	20,902
Software | Accumulated amortization and impairment
Goodwill and other intangible assets
Beginning balance	(17,839)	(15,501)	(10,061)
Charge for the year	3,914	3,553	5,452
Disposals	(726)	(475)
Exchange difference	616	740	12
Ending balance	$ (20,411)	$ (17,839)	$ (15,501)